Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Retail)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	34	15
3 YEAR	106	48
5 YEAR	185	85
10 YEAR	418	192